INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Intangible assets
Less: Accumulated amortization	¥ (76,893)		¥ (119,342)
Net book value	244,446	$ 29,182	203,162
Deferred tax liability	20,440		17,399
Computer software
Intangible assets
Gross book value	29,156		30,321
Technology
Intangible assets
Gross book value	60,251		60,251
Trade names
Intangible assets
Gross book value	95,783		95,783
Customer relationships
Intangible assets
Gross book value	12,270		12,270
Acquired program transmission license
Intangible assets
Gross book value	119,728		119,728
Acquired training licenses
Intangible assets
Gross book value	4,151		¥ 4,151
Online audio/video program transmission license
Intangible assets
Total purchase price of intangible assets acquired	89,796
Deferred tax liability	¥ 29,932